Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 29,925	¥ 17,947	¥ 8,502
Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	26,002	6,565	882
Petrochemical and refinery production facilities [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	3,937
Petrochemical production facilities [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge		10,300
Petrochemical and liquefied natural gas production facilities [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge			8,502
Oil and gas properties [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	19,856	¥ 3,961	711
Construction in progress [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 2,904		¥ 44
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	7.30%	7.60%	7.10%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	11.50%	11.00%	10.30%